Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Total		Arrival Group [Member]	Share capital [member]		Share capital [member] Arrival Group [Member]	Share premium [member]		Accumulated deficit [member]		Accumulated deficit [member] Arrival Group [Member]	Other reserves [member]
Balance at Dec. 31, 2017	€ 36,146			€ 16			€ 71,607		€ (38,172)			€ 2,695	[1]
(Loss) for the period	(30,189)								(30,189)
Other comprehensive income (loss)	(554)											(554)	[1]
Transactions with shareholders	5,403			16			71,607		(68,361)			2,141	[1]
Capital increase	44,553						44,553
Balance (Changes in accounting policy to reflect IFRS 16 [member]) at Dec. 31, 2018	(475)								(475)
Balance (After stated [member]) at Dec. 31, 2018	49,481			16			116,160		(68,836)			2,141	[1]
Balance at Dec. 31, 2018	49,956			16			116,160		(68,361)			2,141	[1]
(Loss) for the period	(48,096)								(48,096)
Other comprehensive income (loss)	4,894											4,894	[1]
Transactions with shareholders	6,279			16			116,160		(116,932)			7,035	[1]
Capital increase	250,909			7,333			243,576
Conversion of share premium to share capital				219,984			(219,984)
Business combination under common control	(57,943)								(57,943)
Balance at Dec. 31, 2019	199,245			227,333			139,752		(174,875)			7,035	[1],[2]
(Loss) for the period	(49,450)								(49,450)
Other comprehensive income (loss)	(11,617)											(11,617)	[2]
Transactions with shareholders	138,178			227,333			139,752		(224,325)			(4,582)	[2]
Capital increase	10,058			734			9,324
Business combination under common control	(666)								(666)
Balance at Sep. 30, 2020	147,570			228,067			149,076		(224,991)			(4,582)	[2]
Balance at Dec. 31, 2019	199,245			227,333			139,752		(174,875)			7,035	[1],[2]
(Loss) for the period	(83,215)								(83,215)
Other comprehensive income (loss)	(7,757)											(7,757)	[1]
Transactions with shareholders	108,273			227,333			139,752		(258,090)			(722)	[1]
Capital increase	160,557			11,770			148,787
Restrictive Share Plan to employees	27,400											27,400	[1]
Equity-settled share-based payments	24,747											24,747	[1]
Business combination under common control	(666)								(666)
Balance at Dec. 31, 2020	320,311	[3]	€ (3,357)	239,103	[3]	€ 30	288,539	[3]	(258,756)	[3]	€ (3,387)	51,425	[1],[2]
Balance at Oct. 26, 2020
(Loss) for the period			(3,387)								(3,387)
Transactions with shareholders			(3,387)								(3,387)
Capital increase			30			30
Balance at Dec. 31, 2020	320,311	[3]	(3,357)	239,103	[3]	€ 30	288,539	[3]	(258,756)	[3]	€ (3,387)	51,425	[1],[2]
(Loss) for the period	(1,050,496)								(1,050,496)
Other comprehensive income (loss)	12,061											12,061	[2]
Transactions with shareholders	(718,124)			239,103			288,539		(1,309,252)			63,486	[2]
Issuance of share capital as consideration for the merger with CIIG	1,346,909			7,232			602,413					737,264	[2]
Adjustment of shareholding transfer from Arrival Luxembourg S.a r.l. to Arrival				(185,719)			3,888,593					(3,702,874)	[2]
Initial share capital of Arrival	30			30
Reduction of capital of Arrival				(30)								30	[2]
Conversion of warrants into shares	188,013			1,427			117,347					69,239	[2]
Capital increase	53,384		€ (239,103)
Acquisition of own shares	(150)											(150)	[2]
Equity-settled share-based payments	7,562											7,562	[2]
Balance at Sep. 30, 2021	€ 824,240			€ 62,043			€ 4,896,892		€ (1,309,252)			€ (2,825,443)	[2]

[1]	Other reserves comprise of translation reserves and equity reserves which are not distributable (see note 13).
[2]	Other reserves comprise of translation reserves and equity reserves which are not distributable (see note 8)
[3]	Comparatives in Statement of changes in equity represent Arrival Luxembourg S.à r.l.’s capital structure up to the point of the share-for-share exchange, the effect of which is shown under the ‘Adjustment of shareholding transfer from Arrival Luxembourg S.à r.l. to Arrival’ (see note 8).